Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Stock Option Activity

The following summarizes all stock option activity during the year ended December 31, 2012 (in thousands, except exercise price):

	Options	Weighted- average Exercise Price
Outstanding at January 1,2012	9,446	$36.84
Granted	2,314	$31.84
Exercised	(297)	$18.79
Canceled/expired/forfeited.	(813)	$33.80

Outstanding at December 31, 2012	10,650	$36.51

Exercisable at December 31, 2012	6,760	$38.66

Summary of Warrant Activity

The following is a summary of all warrant activity during the three years ended December 31:

	Number of Shares	Exercise Price	Weighted- average Exercise Price
	(in thousands)
Warrants outstanding and exercisable, December 31, 2009	461	$3.81 - $50.00	$21.09
Exercised	(105)	$3.81 - $29.78	$23.66
Cancelled	(113)	$20.06 - $29.78	$29.62

Warrants outstanding and exercisable, December 31, 2010	243	$13.54 - $50.00	$16.00
Exercised	(81)	$13.54 - $24.00	$19.15

Warrants outstanding and exercisable, December 31, 2011	162	$13.54 - $50.00	$14.44
Exercised	(158)	$13.54	$13.54

Warrants outstanding and exercisable, December 31, 2012	4	$50.00	$50.00

Summary of Additional Information Related to Warrants Outstanding and Exercisable

The following table presents additional information related to warrants outstanding and exercisable at December 31, 2012:

	Outstanding and Exercisable
Exercise Price	Number of Shares	Weighted- average Remaining Contract Life	Weighted- average Exercise Price
	(in thousands)
$50.00	4	3.50	$50.00

	4	3.50	$50.00